Offerings	Aug. 21, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A common shares
Amount Registered | shares	245,355
Proposed Maximum Offering Price per Unit	11.74
Maximum Aggregate Offering Price	$ 2,880,467.70
Fee Rate	0.01476%
Amount of Registration Fee	$ 425.15
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form F-3 (File No. 333-275787) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. Rounded up to the nearest penny in U.S. dollars.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on average of high and low price per share of the common stock asreported on the NASDAQ Global Select Market on August 20, 2024.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A common shares
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00